Related Party Transactions and Balances (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related party with whom transaction
Name of Individual	Relationship with the Company
Xianchang Ma	Major shareholder, CEO, director of the Company
Liuhong Liu	Beneficial owner of the Company’s common stock
Pan Shi	Beneficial owner of the Company’s common stock
Jin Tian	Beneficial owner of the Company’s common stock
Qiuping Lu	Shareholder, former director and CEO

Name of Individual	Relationship with the Company
Xianchang Ma	Major shareholder, CEO, director of the Company
Liuhong Liu	Beneficial owner of the Company’s common stock
Pan Shi	Beneficial owner of the Company’s common stock
Jin Tian	Beneficial owner of the Company’s common stock
Qiuping Lu	Shareholder, former director, CEO

Schedule of related parties
	June 30,	December 31,
	2022	2021
Pan Shi	$1,493	-
	$1,493	$-

	June 30,	December 31,
	2022	2021
Xianchang Ma	$13,996,198	$15,193,647
Qiuping Lu	58,531	328,869
Liuhong Liu	-	5,619
Pan Shi	319	3,055
Jin Tian	65	68
	$14,055,113	$15,531,258

	December 31,	December 31,
	2021	2020

Xianchang Ma	$15,193,647	$12,778,230
Qiuping Lu	328,869	-
Liuhong Liu	5,619	5,028
Pan Shi	3,055	6,279
Jin Tian	68
	$15,531,258	$12,789,537